Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Business Operations [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operations

Columbus Circle Capital Corp II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on April 3, 2025. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from April 3, 2025 (inception) through June 30, 2026 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Columbus Circle 2 Sponsor Corporation LLC (the “Sponsor”).

The registration statement for the Company’s Initial Public Offering was declared effective on January 30, 2026. On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per unit (the “Units”), including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option (see Note 3), generating gross proceeds of $230,000,000. Each Unit consists of one Class A Ordinary Share and one-third of one redeemable warrant of the Company (each whole warrant a “Public Warrant”), with each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale of an aggregate of 665,000 units (the “Private Placement Units”) to the Sponsor, Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”), and Clear Street LLC (“Clear Street”), as representatives of the underwriters (the “Representatives”), at a price of $10.00 per unit, or $6,650,000 in the aggregate. Each Private Placement Unit consists of one Class A Ordinary Share and one-third of one warrant (each, a “Private Placement Warrant”). Of the 665,000 Private Placement Units, the Sponsor purchased 265,000 Private Placement Units and the Representatives purchased 400,000 Private Placement Units. The Private Placement Units (and underlying securities) are identical to the Units sold in the Initial Public Offering, except as otherwise disclosed in the Registration Statement.

Transaction costs amounted to $5,014,442, consisting of $4,000,000 of cash underwriting fee and $1,014,442 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding any deferred underwriting commissions and taxes payable on the income earned on the Trust Account ) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Upon the closing of the Initial Public Offering on February 12, 2026, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the proceeds of the sale of the Private Placement Units, are held in a trust account (the “Trust Account”) and will be invested in U.S. government securities with a maturity of 185 days or less or in money market funds investing solely in U.S. government treasury obligations and meeting certain conditions under Rule 2a-7 under the Investment Company Act; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on management team’s ongoing assessment of all factors related to the potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be $10.00 per public share.

The Class A Ordinary Shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes, if any, and less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the initial Business Combination within the Completion Window.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 5) and public shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Business Combination Agreement

On June 26, 2026, the Company (which will be renamed Inflection Point Acquisition Corp. VII and which will transfer by way of continuation out of the Cayman Islands and domesticate as a Delaware corporation prior to the Closing (as defined below)) entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), by and among the Company, IPGX Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Elroy Air, Inc., a Delaware corporation (“Elroy Air”), pursuant to which, among other things and subject to the terms and conditions therein, Merger Sub will merge with and into Elroy Air, with Elroy Air continuing as the surviving corporation (the “Merger”).

The Domestication

The Company will, subject to obtaining the required shareholder approvals and at least one business day prior to the date of Closing (the “Closing Date”), change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”).

Subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, including approval of the Company’s shareholders; (a) immediately prior to the Domestication, pursuant to the Sponsor Support Agreement (as defined below), the holders of the then issued and outstanding Class B Ordinary Shares, will elect to convert each Class B Share held by them, on a one-for-one basis, into a Class A Ordinary Share of the Company (the “Sponsor Share Conversion”); and (b) in connection with the Domestication, (i) each of the then issued and outstanding Class A Ordinary Shares will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of the Company (after the Domestication) (the “New Elroy Air Common Stock”); (ii) each of the then issued and outstanding Warrants of the Company will convert automatically into a warrant to acquire one share of New Elroy

Air Common Stock (each, a “New Elroy Air Warrant”), pursuant to the Warrant Agreement; and (iii) each of the then issued and outstanding Units of the Company will be cancelled and will thereafter entitle the holder thereof to one share of New Elroy Air Common Stock and one-third (1/3) of one New Elroy Air Warrant, with any fractional New Elroy Air Warrants to be issued in connection with such separation rounded down to the nearest whole warrant.

The Merger and Consideration

Upon the terms and subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), Merger Sub and Elroy Air will consummate the Merger, pursuant to which Merger Sub will be merged with and into Elroy Air, following which the separate corporate existence of Merger Sub will cease and Elroy Air will continue as the surviving corporation after the Merger as a direct, wholly owned subsidiary of the Company.

In connection with the transactions contemplated by the Business Combination Agreement, Elroy Air entered into securities purchase agreements (the “Pre-Funded SPAs”), with certain accredited investors named therein (collectively, the “Pre-Funded PIPE Investors”), including Inflection Point Fund I, LP (“Inflection Point Fund”). Pursuant to the Pre-Funded SPAs, the Pre-Funded PIPE Investors agreed, among other things, to purchase, and Elroy Air issued and sold, convertible promissory notes (the “Pre-Funded Convertible Notes”) with an aggregate face value of approximately $78.4 million and warrants to purchase 6,531,863 shares of Elroy Air Common Stock at a purchase price of $12.00 per share (the “Elroy Air Pre-Funded Convertible Note Investor Warrants”), substantially concurrently with the execution and delivery of the Business Combination Agreement for an aggregate purchase price of approximately $66.6 million (the “Pre-Funded Note Investment”).

The Pre-Funded Convertible Notes have a one-year maturity from the date of issuance, and bear interest at the rate of 12% per annum payable 365 days after the date of the Pre-Funded Convertible Note, until the principal amount and all interest accrued thereon are paid or converted, as provided therein. Upon the Closing, the unpaid principal amount of each Pre-Funded Convertible Note, together with any interest accrued but unpaid thereon as of the day prior to the Closing Date, will automatically convert into a number of fully paid and nonassessable shares of New Elroy Air Series A Preferred Stock (as defined below) equal to the quotient of such aggregate amount divided by the applicable conversion price of $12.00 per share, as may be adjusted pursuant to the terms and conditions of the applicable Pre-Funded Convertible Notes. Such holders will be entitled to customary registration rights with respect to the New Elroy Air Series A Preferred Stock and any underlying shares of New Elroy Air Common Stock issuable upon conversion thereof pursuant to an amended and restated registration rights agreement between the Company, the Sponsor, the Series A Preferred Stock Investors and certain securityholders of Elroy Air (“A&R Registration Rights Agreement”).

Pursuant to the Business Combination Agreement, the aggregate consideration (the “Aggregate Base Consideration”) to be paid to the holders of securities of Elroy Air (other than the holders of the Pre-Funded Convertible Notes, the Elroy Air Pre-Funded Convertible Note Investor Warrants and unvested Elroy Air options in respect of those securities) (the “Elroy Air Equity Holders”) in, or in connection with, the Merger will be the number of shares of New Elroy Air Common Stock equal to the quotient of (a) $800,000,000 (the “Purchase Price”), divided by (b) the price (the “Redemption Price”) at which each Class A Ordinary Share included in the Units issued in the Company’s IPO may be redeemed in connection with a general meeting of the Company held for the purpose of approving the Merger.

The portion of the Aggregate Base Consideration (the “Aggregate Preferred Holder Base Consideration”) to be paid to the holders of preferred stock of Elroy Air (the “Elroy Air Preferred Equity Holders”) in, or in connection with, the Merger will be the aggregate number of shares of New Elroy Air Common Stock equal to the greater of (a) (i) the applicable liquidation preference of the shares of preferred stock of Elroy Air held by such Elroy Air Preferred Equity Holder, divided by (ii) the Redemption Price, or (b) (i) the number of shares of Elroy Air Common Stock into which the shares of preferred stock of Elroy Air held by such Elroy Air Preferred Equity Holder would convert in connection with the Merger pursuant to the organizational documents of Elroy Air, multiplied by (ii) the Common Stock Exchange Ratio (as defined below).

Each share of Elroy Air Common Stock that is issued and outstanding immediately prior to the Effective Time (other than each share of Elroy Air Common Stock that is owned by the Company, Merger Sub, or Elroy Air immediately prior to the Effective Time) will be canceled and converted into the right to receive (I) a number of shares of New Elroy Air Common Stock equal to the Aggregate Common Holder Base Consideration divided by the adjusted fully diluted capital of Elroy Air, which is the sum (without duplication) of the aggregate number of shares of Elroy Air Common Stock that are (i) issued and outstanding immediately prior to the Effective Time (including those issued or issuable upon conversion of all issued and outstanding convertible securities (other than Elroy Air options), the Pre-Funded Convertible Notes or the Elroy Air Pre-Funded Convertible Note Investor Warrants) and (ii) issuable upon full exercise of all issued and outstanding vested options of Elroy Air (calculated using the treasury method of accounting on a cashless exercise basis) (such conversion ratio, the “Common Stock Exchange Ratio”) and (II) the Per Share Earn-out Consideration.

The portion of the Aggregate Base Consideration (the “Aggregate Common Holder Base Consideration”) to be paid to the Elroy Air Equity Holders (other than the Elroy Air Preferred Equity Holders) (the “Elroy Air Common Equity Holders”) in, or in connection with, the Merger will be a number of shares of New Elroy Air Common Stock equal to the difference of (i) the Aggregate Base Consideration, less (ii) the Aggregate Preferred Holder Base Consideration.

The base consideration to be paid in, or in connection with, the Merger to each holder of a Pre-Funded Convertible Note (the “Convertible Note Consideration”) will be a number of shares of New Elroy Air’s 12.0% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share (the “New Elroy Air Series A Preferred Stock”) equal to the quotient, rounded up to the nearest whole share, of (i) the total outstanding principal and accrued and unpaid interest on each Pre-Funded Convertible Note as of one day prior to the Closing Date, divided by (ii) $12.00.

The consideration to be paid in, or in connection with, the Merger to each holder of an Elroy Air Pre-Funded Convertible Note Investor Warrant (the “Pre-Funded Convertible Note Investor Warrant Consideration”) will be one or more warrants to purchase a number of shares of New Elroy Air Common Stock (“New Elroy Air Series A Investor Warrants”) equal to the quotient of (i) the aggregate exercise price of such Elroy Air Pre-Funded Convertible Note Investor Warrant immediately prior to the Effective Time, divided by (ii) $12.00.

Earnout

In addition to the Aggregate Base Consideration, following the Business Combination, New Elroy Air will issue to the Elroy Air Equity Holders and the Pre-Funded PIPE Investors (the “Eligible Stockholders”) up to 11,000,000 additional shares of New Elroy Common Stock (the “Earnout Shares”) in three tranches, as follows:

•        3,000,000 shares of New Elroy Air Common Stock if the price of one share of New Elroy Common Stock is greater than or equal to $15.00 per share for 20 days during any 30-trading day period commencing on the one-year anniversary of the Closing and ending on the four-year anniversary of Closing;

•        3,000,000 shares of New Elroy Air Common Stock if the price of one share of New Elroy Air Common Stock is greater than or equal to $20.00 per share for 20 trading days during any 30-trading day period commencing at the one-year anniversary of Closing and ending on the four-year anniversary of Closing; and

•        5,000,000 shares of New Elroy Air Common Stock if the Organic Revenue (as defined in the Business Combination Agreement) for New Elroy Air during any trailing two (2) quarter period ending not later than June 30, 2028 equals or exceeds $50,000,000.

If and when vested, each Eligible Stockholders will be entitled to receive, for each share of New Elroy Air Common Stock held by such Eligible Stockholder or issuable to such Eligible Stockholder upon conversion of shares of New Elroy Air Series A Preferred Stock on the Closing Date, a number of Earnout Shares equal to the quotient of (i) the Earnout Shares divided by (ii) the fully diluted capital of Elroy Air, which is the sum (without duplication) of the aggregate number of shares of Elroy Air Common Stock that are (i) issued and outstanding immediately prior to the Effective Time (including those issued or issuable upon conversion of all issued and outstanding convertible securities, the Pre-Funded Convertible Notes or the Elroy Air Pre-Funded Convertible Note Investor Warrants) (ii) issuable upon full exercise of all issued and outstanding vested options of Elroy Air (calculated using the treasury method of accounting on a cashless exercise basis) and (iii) all shares of New Elroy Common Stock issuable upon conversion of the New Elroy Air Series A Preferred Stock issued as Convertible Note Consideration in the Merger (the “Per Share Earn-out Consideration”).

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”) with Elroy Air and the Sponsor pursuant to which the Sponsor agreed to, among other things, (i) vote in favor of adoption of the Transaction Proposals (as defined in the Business Combination Agreement), (ii) vote against any Alternative Transaction (as defined in the Business Combination Agreement) and any merger agreement or merger other than the Transaction Proposals, the Business Combination Agreement and the Business Combination; (iii) vote against any change in the business, management, or board of directors of the Company (other than in connection with the Transaction Proposals or pursuant to the Business Combination Agreement or ancillary agreements) and (iv) vote against any proposal, action or agreement that would (A) impede, interfere, frustrate, prevent or nullify any provision of the Sponsor Support Agreement, the Business Combination Agreement or the Business Combination, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of the Company under the Business Combination Agreement, (C) result in any of the closing conditions of the Business Combination Agreement not being fulfilled, (D) result in a breach of any covenant, representation or warranty or other obligation or agreement of the Sponsor contained in the Sponsor Support Agreement or (E) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Certain current and former officers and directors of the Company previously entered into a letter agreement with the Company in connection with the Company’s initial public offering, pursuant to which they agreed to vote any the Company ordinary shares held by them in favor of the Business Combination.

Pursuant to the Sponsor Support Agreement, until the earliest of the Closing, termination of the Business Combination Agreement or the liquidation of the Company, the Sponsor shall not (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, any Subject Securities (as defined in the Sponsor Support Agreement) owned by the Sponsor, or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Subject Securities owned by the Sponsor without the prior written consent of Elroy Air, unless such transfer is deemed a Permitted Transfer (as defined in the Sponsor Support Agreement).

In addition, pursuant to the Sponsor Support Agreement, the Sponsor has agreed not to commence, join in, facilitate, assist or encourage, and has agreed to take all actions necessary to opt out of any class in any class action with respect to, any claim, derivative or otherwise, against the Company, Elroy Air or any of their respective successors or directors, (a) challenging the validity of, or seeking to enjoin the operation of, any provision of the Sponsor Support Agreement or (b) alleging a breach of any fiduciary duty of any person in connection with the evaluation, negotiation or entry into the Sponsor Support Agreement, the Business Combination Agreement or the Business Combination.

Furthermore, pursuant to the Sponsor Support Agreement, the Sponsor agreed to waive, subject to the consummation of the Business Combination, any and all anti-dilution rights with respect to the rate at which the Class B Ordinary Shares convert into Cayman Class A Shares in connection with the transactions contemplated by the Business Combination Agreement.

Stockholder Voting and Support Agreement

Concurrently with the execution of the Business Combination Agreement, certain holders of equity securities of Elroy Air collectively holding such number of shares of Elroy Air Common Stock and Elroy Air Preferred Stock as is necessary to approve the Business Combination and the other matters specified below (the “Requisite Elroy Air Stockholders”), the Company and Elroy Air entered into the Voting and Support Agreement (the “Stockholder Voting and Support Agreement”), pursuant to which the Requisite Elroy Air Stockholders have agreed to, among other things, vote (or act by written consent) (a) to approve and adopt the Business Combination Agreement and the consummation of the Business Combination; (b) against any Alternative Transaction or any proposal relating to an Alternative Transaction; (c) against any merger agreement or merger (other than the Business Combination Agreement and the Business Combination), consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by Elroy Air; (d) against any change in the business, management or board of directors of Elroy Air (other than in connection with the Transaction Proposals or pursuant to the Business Combination Agreement or the Ancillary Documents (as defined in the Business Combination Agreement)); (e) against any proposal, action or agreement that would (A) impede, interfere, frustrate, prevent or nullify any provision of the Stockholder Voting and Support Agreement, the Business Combination Agreement, the Charter Amendment (as defined below) or the Business Combination, (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of Elroy Air under the Business Combination Agreement, (C) result in any of the closing conditions of the Business Combination Agreement not being fulfilled, (D) result in a breach of any covenant, representation or warranty or other obligation or agreement of such stockholder contained in the Stockholder Voting and Support Agreement or (E) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, Elroy Air (other than pursuant to the Charter Amendment); (f) to convert all outstanding shares of preferred stock of Elroy Air into Elroy Air Common Stock as of immediately prior to the Effective Time, conditioned upon and subject to the closing of the Business Combination, in accordance with the organizational documents of Elroy Air (as amended by the Charter Amendment); (g) to approve and adopt the amendment to Elroy Air’s certificate of incorporation to, among other things, revise the conversion prices applicable to each series of preferred stock of Elroy Air (the “Charter Amendment”); (h) to approve the Business Combination as may be required to satisfy the approval requirements in Section 3.3 of Elroy Air’s certificate of incorporation; and (i) to the extent such Elroy Air Equity Holder is a Disinterested Common Stockholder, to vote all shares of Elroy Air Common Stock held by such stockholder in favor of the Charter Amendment in satisfaction of the Disinterested Common Stockholder approval requirement.

Pursuant to the Stockholder Voting and Support Agreement, until the earliest of the Closing, termination of the Business Combination Agreement or the liquidation of Elroy Air, the Requisite Elroy Air Stockholders have agreed not to (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, any Subject Securities (as defined in the Stockholder Voting and Support Agreement), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Subject Securities without the prior written consent of Elroy Air and the Company, unless such transfer is deemed a Permitted Transfer (as defined in the Stockholder Voting and Support Agreement).

In addition, pursuant to the Stockholder Voting and Support Agreement, the Requisite Elroy Air Stockholders have agreed not to commence, join in, facilitate, assist or encourage, and have agreed to take all actions necessary to opt out of any class in any class action with respect to, any claim, derivative or otherwise, against the Company, Elroy Air or any of their respective successors or directors, (a) challenging the validity of, or seeking to enjoin the operation of, any provision of the Stockholder Voting and Support Agreement or (b) alleging a breach of any fiduciary duty of any person in connection with the evaluation, negotiation or entry into the Stockholder Voting and Support Agreement, the Business Combination Agreement or the Business Combination. Each of the Requisite Elroy Air Stockholders has also waived and agreed not to exercise any rights of appraisal or rights to dissent from the Business Combination that they may have in respect of the Subject Securities.

Closing PIPE Investment

In connection with the transactions contemplated by the Business Combination Agreement, on June 26, 2026, the Company, Elroy Air and the accredited investor named therein (the “Closing PIPE Investor”) entered into a Securities Purchase Agreement (the “Series A SPA”). Pursuant to the Series A SPA, the Closing PIPE Investor agreed, among other things, to purchase, at Closing, 9,803,922 shares of New Elroy Air Series A Preferred Stock, having the rights, preferences and privileges set forth in the Certificate of Designation of Preferences, Rights and Limitations of 12.0% Series A Cumulative Convertible Preferred Stock (the “Certificate of Designation”) and a New Elroy Air Series A Investor Warrant to purchase an aggregate of 9,803,922 shares of New Elroy Air Common Stock, for an aggregate purchase price of $100 million (the “Closing PIPE Investment”). Each share of New Elroy Air Series A Preferred Stock will have a stated value of $12.00. In consideration for the Closing PIPE Investor’s investment, (i) New Elroy Air will issue 750,000 shares of New Elroy Air Common Stock to the Closing PIPE Investor upon Closing and (ii) the Company will cause the applicable holders to transfer to the Closing PIPE Investor 501,649 shares of New Elroy Air Common Stock issued or issuable to the Sponsor in respect of the Founder Shares, an aggregate of 448,351 shares of New Elroy Air Common Stock issued or issuable to the Sponsor and CCM in respect of the Private Placement Units and an aggregate of 149,450 New Elroy Air Warrants issued or issuable to the Sponsor and CCM in respect of the Private Placement Units upon Closing.

For additional information on the proposed Business Combination with Elroy Air, please see the Company’s Current Reports on Form 8-K, filed on June 26, 2026 and July 2, 2026.

Liquidity and Going Concern Considerations

As of June 30, 2026, the Company had cash of $1,087,184 and a working capital deficit of $343,967.

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay such loaned amounts at that time. Up to $1,500,000 of such Working Capital Loans may be converted into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of June 30, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.

In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Presentation of Financial Statements — Going Concern,” Management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the accompanying unaudited condensed consolidated financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. In addition, Management has determined that if the Company is unable to complete an initial Business Combination within the combination period, then the Company will cease all operations except for the purpose of liquidating. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to consummate an initial Business Combination prior to the end of the combination period. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after February 12, 2028 (24 months from the closing of the Initial Public Offering), the end of the combination period. There can be no assurance that the Company’s plans to raise capital or to consummate an initial Business Combination will be successful.

Note 1 — Organization and Business Operations

Columbus Circle Capital Corp II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on April 3, 2025. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any Business Combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any Business Combination target with respect to an initial Business Combination with the Company.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from April 3, 2025 (inception) through December 31, 2025 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s Sponsor is Columbus Circle 2 Sponsor Corporation LLC (the “Sponsor”).

The registration statement for the Company’s Initial Public Offering was declared effective on January 30, 2026. On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per unit (the “Units”), including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option (see Note 3), generation gross proceeds of $230,000,000. Each Unit consists of one Class A Ordinary Share (each, a “Public Share”) and one-third of one redeemable warrant of the Company (each whole warrant a “Public Warrant”), with each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale of an aggregate of 665,000 units (the “Private Placement Units”) to the Sponsor, Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”), and Clear Street LLC (“Clear Street”), as representatives of the underwriters (the “Representatives”), at a price of $10.00 per unit, or $6,650,000 in the aggregate. Each Private Placement Unit consists of one Class A Ordinary Share and one-third of one warrant (each, a “Private Placement Warrant”). Of the 665,000 Private Placement Units, the Sponsor purchased 265,000 Private Placement Units and the Representatives purchased 400,000 Private Placement Units. The Private Placement Units (and underlying securities) are identical to the Units sold in the Initial Public Offering, except as otherwise disclosed in the Registration Statement.

Transaction costs amounted to $5,014,442, consisting of $4,000,000 of cash underwriting fee and $1,014,442 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding any deferred underwriting commissions and taxes payable on the income earned on the Trust Account ) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Upon the closing of the Initial Public Offering on February 12, 2026, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the proceeds of the sale of the Private Placement Units, are held in a trust account (the “Trust Account”) and will be invested in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management Team’s ongoing assessment of all factors related to the potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s Amended and Restated Articles to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Public Shareholders.

The Company will provide the Company’s Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by us, solely in its discretion. The Public Shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding Public Shares, subject to the limitations. The amount in the Trust Account was $10.00 per Public Share following the closing of the Initial Public Offering.

The Ordinary Shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes, if any, and less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the initial Business Combination within the Completion Window.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s Amended and Restated Articles; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Liquidity and Capital Resources

The Company’s liquidity needs up to December 31, 2025 had been satisfied through the loan under an unsecured promissory note from the Sponsor of up to $300,000 (see Note 5). At December 31, 2025, the Company had no cash and a working capital deficit of $169,035.

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay such loaned amounts at that time. Up to $1,500,000 of such Working Capital Loans may be converted into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2025, the Company had no borrowings under the Working Capital Loans.

In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Presentation of Financial Statements — Going Concern,” the Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating its business. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the initial Business Combination. Management has determined that with the closing of the Initial Public Offering on February 12, 2026, the Company has sufficient funds to finance the working capital needs of the Company within one year from the date of issuance of the financial statements.